AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 96.0%
Australia — 2.7%
BHP Group Ltd. (XASX)	218,180	$8,354,275
BHP Group Ltd. (XLON)	93,153	3,612,502
		11,966,777
Austria — 0.9%
Erste Group Bank AG	110,534	4,022,347
Belgium — 1.2%
KBC Group NV	78,455	5,638,157
China — 0.8%
JD.com, Inc. (Class A Stock)*	3,447	99,395
Tencent Holdings Ltd.	72,400	3,378,258
		3,477,653
Denmark — 5.8%
Carlsberg A/S (Class B Stock)	34,723	4,254,759
Coloplast A/S (Class B Stock)	23,011	3,499,238
Genmab A/S*	8,074	2,940,800
Novo Nordisk A/S (Class B Stock)	108,178	12,010,406
Orsted A/S, 144A	24,908	3,132,850
		25,838,053
Finland — 0.7%
Kone OYJ (Class B Stock)	57,485	3,012,513
France — 15.6%
AXA SA	211,807	6,189,649
BNP Paribas SA	79,540	4,538,810
Capgemini SE	27,112	6,030,668
Kering SA	8,713	5,508,585
L’Oreal SA	18,995	7,610,913
LVMH Moet Hennessy Louis Vuitton SE	14,828	10,568,102
Pernod Ricard SA	26,762	5,875,271
Safran SA	37,431	4,406,618
TotalEnergies SE(a)	281,249	14,208,009
Vinci SA	51,773	5,303,567
		70,240,192
Germany — 7.4%
adidas AG	16,415	3,838,094
Allianz SE	34,534	8,228,970
Deutsche Boerse AG	34,206	6,139,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,711	5,005,344
RWE AG	116,292	5,065,157
Symrise AG	43,111	5,171,926
		33,448,995
Hong Kong — 2.9%
AIA Group Ltd.	826,600	8,629,958
Hong Kong Exchanges & Clearing Ltd.	97,000	4,552,114
		13,182,072
India — 1.0%
HDFC Bank Ltd., ADR	70,817	4,343,207
	Shares	Value
Common Stocks (continued)
Japan — 13.4%
Daikin Industries Ltd.	27,300	$4,965,361
Hoya Corp.	47,800	5,396,380
Keyence Corp.	16,900	7,869,371
Kubota Corp.	222,700	4,173,708
Kyowa Kirin Co. Ltd.	147,800	3,435,973
Makita Corp.	92,900	2,969,272
Nidec Corp.	52,000	4,126,746
Recruit Holdings Co. Ltd.	95,900	4,198,480
Shin-Etsu Chemical Co. Ltd.	34,500	5,262,297
SMC Corp.	7,621	4,263,319
Sony Group Corp.	80,400	8,278,487
Tokyo Electron Ltd.	9,900	5,086,941
		60,026,335
Netherlands — 6.0%
Adyen NV, 144A*	1,810	3,584,954
ASML Holding NV	17,374	11,637,354
ING Groep NV	304,148	3,184,183
Shell PLC	307,502	8,448,284
		26,854,775
Saudi Arabia — 0.4%
Delivery Hero SE, 144A*	38,762	1,700,790
Singapore — 2.0%
DBS Group Holdings Ltd.	345,900	9,082,004
South Africa — 1.7%
Anglo American PLC	147,087	7,722,429
South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	4,532	6,412,599
Spain — 1.9%
Iberdrola SA	591,728	6,464,461
Industria de Diseno Textil SA	94,226	2,046,104
		8,510,565
Sweden — 3.6%
Assa Abloy AB (Class B Stock)	150,180	4,057,131
Atlas Copco AB (Class A Stock)	88,438	4,589,808
Svenska Handelsbanken AB (Class A Stock)	482,470	4,435,874
Volvo AB (Class B Stock)	176,220	3,269,453
		16,352,266
Switzerland — 10.5%
Lonza Group AG	9,005	6,519,246
Nestle SA	135,091	17,539,795
Roche Holding AG	38,999	15,431,912
SGS SA	1,692	4,694,826
Straumann Holding AG	1,723	2,750,966
		46,936,745
Taiwan — 1.6%
Sea Ltd., ADR*	23,800	2,851,002
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,640	4,341,386
		7,192,388
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom — 10.2%
Diageo PLC	211,199	$10,692,794
Legal & General Group PLC	1,047,090	3,727,860
Linde PLC	21,921	7,000,704
London Stock Exchange Group PLC	51,864	5,442,439
Persimmon PLC	148,903	4,187,019
Prudential PLC	305,744	4,522,190
RELX PLC	225,968	7,035,653
Smith & Nephew PLC	205,719	3,269,519
		45,878,178
United States — 4.3%
Ferguson PLC	34,491	4,657,021
GlaxoSmithKline PLC	343,371	7,424,813
Schneider Electric SE	41,809	7,019,762
		19,101,596

Total Common Stocks (cost $355,808,103)		430,940,636
Preferred Stock — 1.2%
Germany
Volkswagen AG (PRFC)	30,197	5,198,851
(cost $7,815,237)

Total Long-Term Investments (cost $363,623,340)		436,139,487
Short-Term Investments — 5.3%
Affiliated Mutual Fund — 3.3%
PGIM Institutional Money Market Fund (cost $14,715,381; includes $14,712,701 of cash collateral for securities on loan)(b)(we)	14,730,944	14,717,686
Unaffiliated Fund — 2.0%
Dreyfus Government Cash Management (Institutional Shares)	9,289,916	9,289,916
(cost $9,289,916)

Total Short-Term Investments (cost $24,005,297)		24,007,602

TOTAL INVESTMENTS—102.5% (cost $387,628,637)		460,147,089

Liabilities in excess of other assets — (2.5)%		(11,369,172)

Net Assets — 100.0%		$448,777,917

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
XASX	Australian Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,674,483; cash collateral of $14,712,701 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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